Finance Lease And Operating Lease As a Lessor(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	₩ 1,740,085	₩ 1,935,797
Present value of minimum lease payment	938,624	952,873
Present value of Non-guaranteed residual value	639,075	786,359
Net lease investment	1,577,699	1,739,232
Unearned interest income	162,386	196,565
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	2,692,009	1,569,385
Within 1 year
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	654,104	710,532
Present value of minimum lease payment	367,937	387,721
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	577,490	304,204
1~5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	1,085,208	1,225,265
Present value of minimum lease payment	569,939	565,152
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	1,432,354	985,097
Over 5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	773
Present value of minimum lease payment	748
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	₩ 682,165	₩ 280,084